UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   2/1/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $290,224,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE









Issuer,Cusip,Shares,Closing Price,Market Value
AGL RESOURCES INC CMN,001204106," 338,657 ", $35.85 ," $12,140,853.45 "
ALLETE INC. CMN,018522300," 6,466 ", $37.26 ," $240,923.16 "
"ALON USA ENERGY, INC CMN",020520102," 289,605 ", $5.98 ," $1,731,837.90 "
CANADIAN NATIONAL RAILWAY,136375102," 21,372 ", $66.47 ," $1,420,596.84 "
"DIAMOND OFFSHORE DRILLING",25271C102," 31,963 ", $66.87 ," $2,137,365.81 "
DPL INC CMN,233293109," 296,990 ", $25.71 ," $7,635,612.90 "
DTE ENERGY COMPANY CMN,233331107," 304,493 ", $45.32 ," $13,799,622.76 "
E. I. DU PONT DE NEMOURS,263534109," 28,302 ", $49.88 ," $1,411,703.76 "
ENERGEN CORP CMN,29265N108," 115,659 ", $48.26 ," $5,581,703.34 "
ENI S.P.A,26874R108," 273,058 ", $43.74 ," $11,943,556.92 "
ENTERGY CORPORATION CMN,29364G103," 188,885 ", $70.83 ," $13,378,724.55 "
EOG RESOURCES INC CMN,26875P101," 76,304 ", $91.41 ," $6,974,948.64 "
"EXTERRAN HOLDINGS, INC. CMN",30225X103," 213,598 ", $23.95 ," $5,115,672.10 "
FIRSTENERGY CORP CMN,337932107," 421,401 ", $37.02 ," $15,600,265.02 "
GOODRICH PETROLEUM CORP (NEW) CMN,382410405," 3,581 ", $17.64 ," $63,168.84 "
GULFMARK OFFSHORE,402629208," 121,279 ", $30.40 ," $3,686,881.60 "
IMPERIAL OIL LIMITED CMN,453038408," 84,463 ", $40.52 ," $3,422,440.76 "
ITC HOLDINGS CORP. CMN,465685105," 43,530 ", $61.98 ," $2,697,989.40 "
LANDSTAR SYSTEM INC CMN,515098101," 211,052 ", $40.94 ," $8,640,468.88 "
MARATHON OIL CORPORATION CMN,565849106," 454,166 ", $37.03 ," $16,817,766.98 "
NABORS INDUSTRIES LTD. CMN,G6359F103," 290,674 ", $23.46 ," $6,819,212.04 "
NOBLE CORPORATION (CH) CMN,H5833N103," 550,085 ", $35.77 ," $19,676,540.45 "
NORFOLK SOUTHERN CORPORATION CMN,655844108," 96,111 ", $62.82 ," $6,037,693.02 "
NORTHWEST NATURAL GAS CO CMN,667655104," 18,677 ", $46.47 ," $867,920.19 "
OLIN CORP NEW $1 PAR CMN,680665205," 494,445 ", $20.52 ," $10,146,011.40 "
OVERSEAS SHIPHOLDING GRP CMN,690368105," 158,876 ", $35.42 ," $5,627,387.92 "
PARKER DRILLING CO. CMN,701081101," 2,839,864 ", $4.57 ," $12,978,178.48 "
PENN VA CORP CMN,707882106," 43,016 ", $16.82 ," $723,529.12 "
PINNACLE WEST CAPITAL CORP CMN,723484101," 93,418 ", $41.45 ," $3,872,176.10 "
PNM RESOURCES INC CMN,69349H107," 919,147 ", $13.02 ," $11,967,293.94 "
SEMPRA ENERGY CMN,816851109," 162,718 ", $52.48 ," $8,539,440.64 "
SHAW GROUP INC CMN,820280105," 628,388 ", $34.23 ," $21,509,721.24 "
SOUTHERN UNION CO (NEW) CMN,844030106," 52,100 ", $24.07 ," $1,254,047.00 "
SOUTHWESTERN ENERGY CO. CMN,845467109," 119,341 ", $37.43 ," $4,466,933.63 "
TGC INDUSTRIES INC CMN,872417308," 1,118,260 ", $3.80 ," $4,249,388.00 "
TOTAL SA SPONSORED ADR CMN,89151E109," 357,497 ", $53.48 ," $19,118,939.56 "
VALERO ENERGY CORPORATION CMN,91913Y100," 639,732 ", $23.12 ," $14,790,603.84 "
VECTREN CORP CMN,92240G101," 123,614 ", $25.38 ," $3,137,323.32 "